Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares		70,497,950		79,318,499		88,843,972
Granted | shares		1,685,000		2,468,150		16,077,700
Outstanding, Ending Balance | shares		65,983,875		70,497,950		79,318,499		88,843,972
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			$ 4.76		$ 3.59		$ 2.38
Granted			3.03		13.89		8.09
Outstanding, Ending Balance			3.57		4.76		$ 3.59	$ 2.38
Weighted Average Remaining Contractual Life, Outstanding, Options		4 years 6 months 3 days		5 years 5 months 8 days		6 years 4 months 20 days		6 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding, Options | $							$ 3,581,119,000		$ 465,353,000	$ 1,944,597,000
Share-based compensation expenses | ¥		¥ 2,295,896		¥ 1,010,140		¥ 187,094
Minimum
Weighted Average Exercise Price, Options
Exercise price (US$)							$ 2.38		$ 2.39	$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)							2.38		10.34	39.54
Risk-free interest rate		2.50%		1.08%		0.50%
Expected volatility						54.00%
Expected forfeiture rate (post-vesting)						2.00%
Maximum
Weighted Average Exercise Price, Options
Exercise price (US$)							48.45		19.91	42.20
Fair value of the ordinary shares on the date of option grant (US$)							$ 48.45		$ 19.61	$ 42.20
Risk-free interest rate		2.56%		1.47%		1.00%
Expected term (in years)		2 years 6 months		2 years 6 months		2 years 6 months
Expected dividend yield		0.00%		0.00%		0.00%
Expected volatility		56.00%		55.00%		55.00%
Expected forfeiture rate (post-vesting)		1.50%		2.00%		6.00%
A Plan
Number of Options Outstanding
Vested | shares		(1,387,401)
Outstanding, Ending Balance | shares		30,543,848
Weighted Average Exercise Price, Options
Outstanding, Ending Balance			0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		8 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding, Options | $									$ 34,337
Vested			0.00001
Weighted average grant date fair value of options granted			0.00001
AA Plan
Number of Options Outstanding
Outstanding, Beginning Balance | shares		31,931,249
Granted | shares				31,931,249
Outstanding, Ending Balance | shares				31,931,249
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			0.00001
Granted					0.00001
Outstanding, Ending Balance					$ 0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options				9 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding, Options | $										$ 35,888
Expiration period	10 years
Requisite service period	4 years
Vesting period		36 months
Stock Liability Award
Weighted Average Exercise Price, Options
Risk-free interest rate		1.58%
Expected term (in years)		10 years
Expected dividend yield		0.00%
Expected volatility		52.00%
Expected forfeiture rate (post-vesting)		2.00%
Stock Liability Award | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)									$ 1.00
Stock Liability Award | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)									$ 1.01
Options
Weighted Average Exercise Price, Options
Aggregate Intrinsic Value, Outstanding, Options | $								$ 164,363,000
Vested			1.12
Weighted average grant date fair value of options granted			$ 1.12
Options | A Plan
Weighted Average Exercise Price, Options
Share-based compensation expenses | ¥		¥ 53,306
Unrecognized share-based compensation expenses, other than options | ¥		¥ 170,091	$ 170,091	¥ 211,178	$ 211,178
Weighted-average period for unrecognized expenses expected to be recognized		2 years 2 months 12 days		3 years 2 months 12 days
Options | AA Plan
Weighted Average Exercise Price, Options
Share-based compensation expenses | ¥				¥ 17,513